Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Profit attributable to the ordinary shareholders of the parent company
	2020	2019	2018
	$m	$m	$m
Profit attributable to shareholders of the parent company	5,229	7,383	13,727
Dividend payable on preference shares classified as equity	(90)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,241)	(1,324)	(1,029)
Year ended 31 Dec	3,898	5,969	12,608

Basic and diluted earnings per share
		2020			2019			2018
		Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	Footnotes	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	3,898	20,169	0.19	5,969	20,158	0.30	12,608	19,896	0.63
Effect of dilutive potential ordinary shares			73			75			87
Diluted	1	3,898	20,242	0.19	5,969	20,233	0.30	12,608	19,983	0.63
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).